Summary of Significant Accounting Policies (Revenue Recognition) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Development service fee expense		$ 134,825	$ 85,805	$ 12,165
Remaining performance obligation		37,100
Previously Reported | Other income
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Development service fee income	$ 3,789
Previously Reported | General and administrative expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Development service fee expense	$ 3,210
Land sold to homebuilders
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 2,400	$ 300	$ 2,600